Note 31 - Non Controlling Interest	12 Months Ended
Dec. 31, 2020
Non Controlling interests
Non Controlling Interest Explanatory

31. Non-controlling interest

The table below is a breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interest)” of total equity in the accompanying consolidated balance sheets is as follows:

Non-controlling interests: breakdown by subgroups (Millions of Euros)
	2020	2019	2018
Garanti BBVA	3.692	4.240	4.058
BBVA Peru	1.171	1.334	1.167
BBVA Argentina	416	422	352
BBVA Colombia	70	76	67
BBVA Venezuela	65	71	67
Other entities	56	57	53
Total	5.471	6.201	5.764

These amounts are broken down by groups of consolidated entities under the heading “Attributable to minority interests (non-controlling interests)” in the accompanying consolidated income statements:

Profit attributable to non-controlling interests (Millions of Euros)
	2020	2019	2018
Garanti BBVA	579	524	585
BBVA Peru	126	236	227
BBVA Argentina	38	60	(18)
BBVA Colombia	6	11	9
BBVA Venezuela	2	(1)	(5)
Other entities	5	4	30
Total	756	833	827

Dividends distributed to non-controlling interest of the Group during the year 2020 are:

BBVA Banco Continental Group €79 million, BBVA Garanti Group €31 million, BBVA Colombia Group €4 million, and other Group entities accounted for €4 million.